Leases - Summary of information about ifrs 16 lease financial position (Detail) - CAD ($) $ in Millions	Jan. 31, 2020	Feb. 01, 2019	Jan. 31, 2019	Jan. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Cash	$ 42.5		$ 100.0	$ 226.0
Trade and other receivables	399.1		388.3
Income taxes and investment tax credits receivable	18.4		13.6
Other financial assets	19.1		12.8
Inventories	1,166.3		946.2
Other current assets	26.8		24.9
Total current assets	1,672.2		1,485.8
Investment tax credits receivable	12.1		14.5
Other financial assets	20.2		20.0
Property, plant and equipment	1,027.4		905.1	766.8
Intangible assets	610.1		478.7	314.6
Right-of-use assets	214.7		192.4
Deferred income taxes	206.6		169.6
Other non-current assets	3.8		3.5
Total non-current assets	2,094.9		1,591.4
Total assets	3,767.1		3,077.2
Trade payables and accruals	1,085.8		1,003.5
Provisions	426.7		408.6
Other financial liabilities	182.9		108.3
Income tax payable	67.4		68.3
Deferred revenues	71.8		71.3
Current portion of long-term debt	17.9		18.4
Current portion of lease liabilities	31.6
Total current liabilities	1,884.1		1,678.4
Long-term debt	1,627.5		1,197.1
Lease liabilities	209.3
Provisions	112.8		111.6
Other financial liabilities	47.0		28.4
Deferred revenues	140.3		129.7
Employee future benefit liabilities	301.2		237.1
Deferred income taxes	14.3		0.9
Other non-current liabilities	20.3		16.8
Total non-current liabilities	2,472.7		1,721.6
Total liabilities	4,356.8		3,400.0
Deficit	(589.7)		(322.8)	$ (292.0)
Total liabilities and deficit	$ 3,767.1		3,077.2
Effect of IFRS 16 transition [member]
Disclosure of initial application of standards or interpretations [line items]
Other current assets			(0.9)
Total current assets			(0.9)
Property, plant and equipment			(7.3)
Intangible assets			(0.7)
Right-of-use assets			192.4
Deferred income taxes			6.6
Total non-current assets			191.0
Total assets			190.1
Other financial liabilities			(0.1)
Current portion of long-term debt			(1.6)
Current portion of lease liabilities			29.9
Total current liabilities			28.2
Long-term debt			(7.5)
Lease liabilities			187.2
Other financial liabilities			(1.0)
Total non-current liabilities			178.7
Total liabilities			206.9
Deficit			(16.8)
Total liabilities and deficit			$ 190.1
Subsequent to transition [member]
Disclosure of initial application of standards or interpretations [line items]
Cash		$ 100.0
Trade and other receivables		388.3
Income taxes and investment tax credits receivable		13.6
Other financial assets		12.8
Inventories		946.2
Other current assets		24.0
Total current assets		1,484.9
Investment tax credits receivable		14.5
Other financial assets		20.0
Property, plant and equipment		897.8
Intangible assets		478.0
Right-of-use assets		192.4
Deferred income taxes		176.2
Other non-current assets		3.5
Total non-current assets		1,782.4
Total assets		3,267.3
Trade payables and accruals		1,003.5
Provisions		408.6
Other financial liabilities		108.2
Income tax payable		68.3
Deferred revenues		71.3
Current portion of long-term debt		16.8
Current portion of lease liabilities		29.9
Total current liabilities		1,706.6
Long-term debt		1,189.6
Lease liabilities		187.2
Provisions		111.6
Other financial liabilities		27.4
Deferred revenues		129.7
Employee future benefit liabilities		237.1
Deferred income taxes		0.9
Other non-current liabilities		16.8
Total non-current liabilities		1,900.3
Total liabilities		3,606.9
Deficit		(339.6)
Total liabilities and deficit		$ 3,267.3